Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

July 31, 2021

FDE-QTLY-0921
1.804820.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.7%
Entertainment - 3.1%
Activision Blizzard, Inc.	133,974	$11,203
Electronic Arts, Inc.	37,955	5,464
Live Nation Entertainment, Inc. (a)	33,800	2,666
Netflix, Inc. (a)	38,900	20,133
The Walt Disney Co. (a)	150,665	26,520
		65,986
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	28,088	75,684
Class C (a)	13,366	36,147
Facebook, Inc. Class A (a)	178,928	63,752
Match Group, Inc. (a)	36,446	5,805
		181,388

TOTAL COMMUNICATION SERVICES		247,374

CONSUMER DISCRETIONARY - 15.0%
Distributors - 0.5%
LKQ Corp. (a)	39,700	2,015
Pool Corp.	15,700	7,502
		9,517
Diversified Consumer Services - 0.3%
Service Corp. International	91,900	5,743
Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc. (a)	5,411	11,787
Domino's Pizza, Inc.	18,500	9,722
Hilton Worldwide Holdings, Inc. (a)	79,066	10,393
Marriott International, Inc. Class A (a)	58,800	8,584
Planet Fitness, Inc. (a)	104,100	7,831
Starbucks Corp.	102,500	12,447
		60,764
Household Durables - 1.3%
D.R. Horton, Inc.	31,600	3,016
Lennar Corp. Class A	81,900	8,612
Mohawk Industries, Inc. (a)	8,800	1,715
NVR, Inc. (a)	2,455	12,821
Whirlpool Corp.	8,500	1,883
		28,047
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	28,458	94,697
Wayfair LLC Class A (a)	5,900	1,424
		96,121
Multiline Retail - 0.5%
Dollar General Corp.	44,100	10,259
Specialty Retail - 3.4%
Bath & Body Works, Inc.	78,000	6,245
Best Buy Co., Inc.	70,184	7,885
Floor & Decor Holdings, Inc. Class A (a)	94,052	11,475
Ross Stores, Inc.	64,500	7,914
The Home Depot, Inc.	87,111	28,589
TJX Companies, Inc.	149,200	10,266
		72,374
Textiles, Apparel & Luxury Goods - 1.6%
lululemon athletica, Inc. (a)	14,200	5,682
NIKE, Inc. Class B	154,910	25,949
Tapestry, Inc. (a)	69,000	2,919
		34,550

TOTAL CONSUMER DISCRETIONARY		317,375

CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Monster Beverage Corp. (a)	79,100	7,461
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	44,900	19,294
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	58,314	19,467

TOTAL CONSUMER STAPLES		46,222

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Devon Energy Corp.	358,400	9,261
EOG Resources, Inc.	94,400	6,878
		16,139
FINANCIALS - 8.5%
Banks - 4.4%
Bank of America Corp.	750,305	28,782
Comerica, Inc.	80,200	5,507
Cullen/Frost Bankers, Inc.	51,300	5,506
JPMorgan Chase & Co.	249,459	37,863
M&T Bank Corp.	79,563	10,650
Regions Financial Corp.	253,000	4,870
		93,178
Capital Markets - 3.4%
CME Group, Inc.	39,853	8,454
Moody's Corp.	58,170	21,872
MSCI, Inc.	39,791	23,714
S&P Global, Inc.	40,000	17,149
		71,189
Insurance - 0.7%
Allstate Corp.	25,700	3,342
American Financial Group, Inc.	9,300	1,176
Arthur J. Gallagher & Co.	56,800	7,913
Cincinnati Financial Corp.	16,600	1,957
		14,388

TOTAL FINANCIALS		178,755

HEALTH CARE - 13.7%
Biotechnology - 0.5%
Horizon Therapeutics PLC (a)	106,784	10,681
Health Care Equipment & Supplies - 6.3%
Boston Scientific Corp. (a)	200,529	9,144
Danaher Corp.	104,938	31,218
DexCom, Inc. (a)	28,848	14,871
Hologic, Inc. (a)	47,300	3,549
IDEXX Laboratories, Inc. (a)	21,293	14,448
Intuitive Surgical, Inc. (a)	14,438	14,315
Masimo Corp. (a)	40,084	10,918
ResMed, Inc.	16,220	4,409
Stryker Corp.	68,448	18,545
West Pharmaceutical Services, Inc.	28,036	11,543
		132,960
Health Care Providers & Services - 3.2%
Anthem, Inc.	26,800	10,291
Cigna Corp.	27,715	6,360
Guardant Health, Inc. (a)	6,200	681
HCA Holdings, Inc.	20,500	5,088
Laboratory Corp. of America Holdings (a)	9,700	2,873
UnitedHealth Group, Inc.	103,457	42,647
		67,940
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	27,985	9,311
Life Sciences Tools & Services - 2.6%
Avantor, Inc. (a)	190,973	7,177
Bio-Rad Laboratories, Inc. Class A (a)	12,054	8,914
Bruker Corp.	89,000	7,320
Mettler-Toledo International, Inc. (a)	5,064	7,463
Thermo Fisher Scientific, Inc.	43,187	23,321
		54,195
Pharmaceuticals - 0.7%
Zoetis, Inc. Class A	69,544	14,097

TOTAL HEALTH CARE		289,184

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.4%
HEICO Corp. Class A	90,347	10,958
Huntington Ingalls Industries, Inc.	14,100	2,892
L3Harris Technologies, Inc.	39,800	9,024
Lockheed Martin Corp.	25,537	9,491
Northrop Grumman Corp.	23,100	8,386
Teledyne Technologies, Inc. (a)	19,897	9,009
		49,760
Building Products - 0.9%
A.O. Smith Corp.	66,200	4,656
Allegion PLC	14,300	1,953
Armstrong World Industries, Inc.	19,900	2,153
Fortune Brands Home & Security, Inc.	104,900	10,225
		18,987
Commercial Services & Supplies - 1.5%
Cintas Corp.	44,483	17,534
Copart, Inc. (a)	94,288	13,860
		31,394
Electrical Equipment - 1.6%
AMETEK, Inc.	90,938	12,645
Generac Holdings, Inc. (a)	49,906	20,929
		33,574
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	26,775	13,156
Machinery - 2.2%
Dover Corp.	77,810	13,004
Fortive Corp.	106,100	7,709
IDEX Corp.	46,600	10,564
ITT, Inc.	154,139	15,092
		46,369
Professional Services - 0.8%
CACI International, Inc. Class A (a)	29,200	7,795
CoStar Group, Inc. (a)	41,000	3,643
IHS Markit Ltd.	40,100	4,685
TriNet Group, Inc. (a)	23,000	1,909
		18,032
Road & Rail - 1.2%
Norfolk Southern Corp.	43,103	11,113
Old Dominion Freight Lines, Inc.	23,550	6,338
Uber Technologies, Inc. (a)	178,513	7,758
		25,209

TOTAL INDUSTRIALS		236,481

INFORMATION TECHNOLOGY - 33.3%
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	118,540	8,593
CDW Corp.	33,873	6,211
Keysight Technologies, Inc. (a)	40,002	6,582
Zebra Technologies Corp. Class A (a)	26,541	14,663
		36,049
IT Services - 8.3%
Accenture PLC Class A	81,693	25,952
EPAM Systems, Inc. (a)	18,100	10,132
Global Payments, Inc.	74,172	14,346
MasterCard, Inc. Class A	88,362	34,102
PayPal Holdings, Inc. (a)	93,960	25,889
Square, Inc. (a)	52,592	13,004
VeriSign, Inc. (a)	22,658	4,903
Visa, Inc. Class A	192,688	47,476
		175,804
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	31,000	3,292
Lam Research Corp.	38,085	24,276
NVIDIA Corp.	227,332	44,327
Universal Display Corp.	10,599	2,485
		74,380
Software - 15.3%
Adobe, Inc. (a)	46,059	28,632
ANSYS, Inc. (a)	25,400	9,359
Aspen Technology, Inc. (a)	12,400	1,814
Atlassian Corp. PLC (a)	11,741	3,817
Autodesk, Inc. (a)	36,738	11,798
Cadence Design Systems, Inc. (a)	57,847	8,541
Ceridian HCM Holding, Inc. (a)	50,115	4,931
Coupa Software, Inc. (a)	12,120	2,630
Datadog, Inc. Class A (a)	3,218	356
Dynatrace, Inc. (a)	73,203	4,675
Fair Isaac Corp. (a)	15,156	7,940
Fortinet, Inc. (a)	46,452	12,646
HubSpot, Inc. (a)	7,362	4,388
Intuit, Inc.	51,045	27,052
Manhattan Associates, Inc. (a)	4,628	739
Microsoft Corp.	519,795	148,098
Paycom Software, Inc. (a)	13,396	5,358
Salesforce.com, Inc. (a)	92,961	22,490
ServiceNow, Inc. (a)	17,052	10,025
Synopsys, Inc. (a)	27,200	7,833
		323,122
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	653,825	95,367

TOTAL INFORMATION TECHNOLOGY		704,722

MATERIALS - 1.4%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	28,200	8,207
DuPont de Nemours, Inc.	44,900	3,370
Sherwin-Williams Co.	48,700	14,173
		25,750
Construction Materials - 0.2%
Eagle Materials, Inc.	7,400	1,046
Martin Marietta Materials, Inc.	8,600	3,124
		4,170

TOTAL MATERIALS		29,920

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	49,000	13,857
SBA Communications Corp. Class A	18,200	6,206
		20,063
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	136,600	13,176
Jones Lang LaSalle, Inc. (a)	5,900	1,313
		14,489

TOTAL REAL ESTATE		34,552

UTILITIES - 0.6%
Electric Utilities - 0.6%
NextEra Energy, Inc.	158,400	12,339
TOTAL COMMON STOCKS
(Cost $1,126,498)		2,113,063

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)
(Cost $1,989)	1,988,205	1,989
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,128,487)		2,115,052
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,399)
NET ASSETS - 100%		$2,113,653

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2
Fidelity Securities Lending Cash Central Fund	1
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,355	$139,349	$139,715	$--	$--	$1,989	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	19,030	19,030	--	--	--	0.0%
Total	$2,355	$158,379	$158,745	$--	$--	$1,989

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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